Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable
Allowance for doubtful accounts	$ 20,332	$ 20,759	$ 8,992	$ 31,986
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	35.78%	33.00%	21.16%
Percentage of entity's revenue	28.45%	21.07%	17.79%
Concesionaria Vuela Compaa de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	24.01%	28.10%	27.40%
Percentage of entity's revenue	19.32%	17.36%	16.11%
ABC Aerolneas, S. A. de C. V.
Accounts Receivable
Percentage of entity's revenue		4.24%	10.38%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	8.82%	8.98%	20.88%
Percentage of entity's revenue	8.14%	10.49%	13.26%
Aerovas de Mxico, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	10.44%	4.74%	6.70%
Percentage of entity's revenue	6.78%	4.07%	4.07%